Discontinued Operations Narrative (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Sep. 30, 2015
Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment loss on KDAC interest	$ 88
Impairment of KDAC interest, Per Share	$ 0.30
SDAAC | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
SDAAC Ownership Percentage, Classified as Discontinued Operations	50.00%
KDAC | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
KDAC Ownership Percentage, Classified as Discontinued Operations	50.00%
KDAC | Subsequent Event | Fair Value, Measurements, Nonrecurring [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of KDAC interest	32
Thermal Systems | Scenario, Forecast
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Expected consideration from divestiture of wholly-owned Thermal Systems business		727
Expected proceeds from divestiture of wholly-owned Thermal Systems business		670
Expected gain on divestiture of wholly-owned Thermal Systems business		$ 300